Deposits - Summary of Deposit Liabilities (Detail) - CAD ($) $ in Millions	Jan. 31, 2025	Oct. 31, 2024
Disclosure of deposits [line items]
Term	$ 742,146	$ 740,556
Total deposits	1,441,940	1,409,531
Deposits - Personal [member]
Disclosure of deposits [line items]
Demand	218,021	205,714
Notice	68,036	62,845
Term	249,557	253,580
Total deposits	535,614	522,139
Deposits - Business and government [member]
Disclosure of deposits [line items]
Demand	382,232	369,943
Notice	20,514	20,157
Term	468,513	449,570
Total deposits	871,259	839,670
Deposits - Bank [member]
Disclosure of deposits [line items]
Demand	10,989	9,675
Notice	2	641
Term	24,076	37,406
Total deposits	35,067	47,722
Deposits - Personal, Business and government, and Bank [member]
Disclosure of deposits [line items]
Demand	611,242	585,332
Notice	88,552	83,643
Term	742,146	740,556
Total deposits	1,441,940	1,409,531
Canada [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	150,867	144,712
Notice	8,062	7,164
Term	218	203
Total deposits	159,147	152,079
Canada [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	372,829	355,221
Notice	16,395	14,468
Term	583,255	594,066
Total deposits	972,479	963,755
United States [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	35,748	38,520
Total deposits	35,748	38,520
United States [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	30,248	28,389
Notice	63,147	61,087
Term	72,123	75,933
Total deposits	165,518	165,409
Europe [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	297	11
Total deposits	297	11
Europe [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	7,080	5,013
Notice	838	851
Term	64,694	53,295
Total deposits	72,612	59,159
Other International [member] | Non-interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	8,210	7,758
Total deposits	8,210	7,758
Other International [member] | Interest bearing deposits [member]
Disclosure of deposits [line items]
Demand	5,963	5,708
Notice	110	73
Term	21,856	17,059
Total deposits	$ 27,929	$ 22,840